Convertible Notes Payable (Details Narrative)													1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2021 USD ($) Integer	Mar. 05, 2021 USD ($) Integer	Jan. 21, 2021 USD ($) Integer	Oct. 08, 2020 USD ($) $ / shares shares	Sep. 29, 2020 USD ($) Integer	Sep. 28, 2020 USD ($) Integer	Aug. 11, 2020 USD ($) shares	May 26, 2020 USD ($) Integer	Mar. 11, 2020 USD ($) Integer $ / shares shares	Mar. 10, 2020 USD ($) Integer	Feb. 12, 2020 USD ($) Integer $ / shares shares	Jun. 04, 2019 USD ($) shares	Mar. 31, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 14, 2019 USD ($)	Aug. 27, 2019 USD ($)	Mar. 07, 2019 $ / shares
Short-term Debt [Line Items]
Debt interest rate																2.00%		2.00%		2.00%	2.00%
Debt principal amount																$ 2,304,602		$ 2,304,602		$ 2,458,024
Amortization of debt discount and original discount																		704,007	$ 403,267	862,209	$ 368,257
Default penalty																				530,134
Debt converted into shares, value																				94,593	$ 38,552
Conversion price per share | $ / shares																								$ 0.08
Number of shares of common stock | shares													8,600,298
2018 Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt principal amount														$ 19,000
Debt converted into shares | shares														26,398,734
Original principle amount														$ 35,000
Accrued interest														$ 4,255
Conversion price per share | $ / shares														$ 0.0015
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Amortization of debt discount and original discount																$ 364,877	$ 201,028	$ 582,631	$ 403,267
EMA [Member]
Short-term Debt [Line Items]
Debt principal amount																				85,000
Default penalty																				615,134
Debt converted into shares | shares																180,447
Debt converted into shares, value																$ 434,687
Pride Partners LLC [Member]
Short-term Debt [Line Items]
Number of shares of common stock | shares																					427,500
Pride Partners LLC [Member] | 10% Original Issue Discount Senior Convertible Debenture [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt principal amount																							$ 550,000
Pride Partners LLC [Member] | 10% Original Issue Discount Senior Convertible Debenture [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt principal amount																							770,000
JSJ Investments, Inc [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Purchase price						$ 100,000
Debt interest rate						10.00%
Debt principal amount						$ 108,000
Debenture maturity date						Sep. 28, 2021
Debt description						The conversion price is 60% multiplied by the lowest trading price for the common stock during the 20 trading day period ending on the latest complete trading day prior to the date of a conversion notice
Trading days | Integer						20
Debt interest rate increase/decrease						18.00%
Conversion price						0.60
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member]
Short-term Debt [Line Items]
Purchase price	$ 150,000	$ 75,000	$ 75,000		$ 80,000			$ 75,000		$ 75,000
Debt interest rate	10.00%	10.00%	10.00%		10.00%			10.00%		10.00%
Debt principal amount	$ 169,125	$ 86,350	$ 86,350		$ 91,300			$ 85,800		$ 85,800										$ 150,000
Debenture maturity date	May 04, 2022	Mar. 05, 2022	Mar. 05, 2022		Sep. 29, 2021			May 26, 2021		Mar. 10, 2021
Debt description	The Power Up May 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The Power Up March 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The Power Up January 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.		The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.			The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.		The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.
Trading days | Integer	20	20	20		20			20		20
Debt converted into shares | shares																				49,110,485
Securities Purchase Agreement [Member] | Pride Partners LLC [Member] | 10% Original Issue Discount Senior Convertible Debenture [Member]
Short-term Debt [Line Items]
Debt interest rate												10.00%
Debt principal amount												$ 550,000
Debenture maturity date												Jun. 04, 2020
Debt description												At any time after June 4, 2019, the Debenture is convertible, in whole or in part, into shares of common stock (the “Conversion Shares”) at the option of the holder, at any time and from time to time (subject to a 4.99% beneficial ownership limitation). If, on the Maturity Date, the outstanding principal balance of the Debenture is $50,000 or less, the Debenture, including all accrued and unpaid interest then due thereon, is automatically convertible into common stock. Subject to adjustment, the per share conversion price for the Debenture on any conversion date is the lesser of (i) $0.1069 or (ii) 85% of the lowest single trading date volume weighted average price for our Common stock during the 5 trading days prior to the conversion date.
Debt instrument purchase price												$ 500,000
Debt term												15 months
Common stock purchase warrant exercisable shares | shares												6,250,000
Securities Purchase Agreement [Member] | Cavalry Fund I LP [Member]
Short-term Debt [Line Items]
Purchase price											$ 100,000
Debt interest rate											10.00%
Debt principal amount											$ 115,500
Debenture maturity date											Nov. 11, 2020
Debt description											the lowest closing price of the common stock during the preceding twenty (20) trading day period ending on the latest complete trading day prior to the issuance date of the Note (the “Closing Price”), (ii) $0.04, or (iii) 60% of the lowest traded price for the Common Stock on the principal market on which the Common Stock is then trading during the twenty (20) consecutive trading days on which at least 100 shares of Common Stock were traded including and immediately preceding the date of conversion. Upon an event of default, the holder may elect to convert at an alternate conversion price which is the lower of: (i) the closing price of the Common Stock on the Principal Market on the Trading Day immediately preceding the issue date of the Calvary Note or (ii) 60% of either the lowest traded price or the closing bid price, whichever is lower for the common stock on the principal market during any trading day in which the event of default has not been cured. The conversion price of the Note will be further adjusted by another 15% reduction, regardless of whether there is an event of default
Trading days | Integer											20
Consecutive trading days | Integer											20
Number of shares of common stock | shares											100
Reduction percentage											15.00%
Closing price | $ / shares											$ 0.015
Securities Purchase Agreement [Member] | Auctus Fund LLC [Member]
Short-term Debt [Line Items]
Purchase price				$ 300,000			$ 132,000
Debt interest rate				12.00%			12.00%
Debt principal amount				$ 300,000			$ 150,000
Debenture maturity date							Aug. 11, 2021
Debt description							The Variable Conversion Price shall mean 100% multiplied by the Market Price (representing a discount rate of 0%). Market Price means the average of the previous 5 days volume weighted average price. In connection with the Note, the Company issued two common stock purchase warrants to purchase up to an aggregate of 15,000,000 shares of common stock (separately, “Warrant A” and “Warrant B”, and together, the “Warrants” and each a “Warrant”)
Debt converted into shares | shares				100,000,000			15,000,000
Warrants to purchase | shares																				7,500,000
Fair value of warrants																				$ 45,068
Exercise price | $ / shares				$ 0.015
Securities Purchase Agreement [Member] | Auctus Fund LLC [Member] | Two Warrants [Member]
Short-term Debt [Line Items]
Warrants to purchase | shares																				20,000,000
Fair value of warrants																				$ 1,237,906
Securities Purchase Agreement [Member] | EMA Financial, LLC [Member]
Short-term Debt [Line Items]
Purchase price									$ 75,000
Debt interest rate									10.00%
Debt principal amount									$ 85,000											615,134
Debenture maturity date									Nov. 05, 2020
Debt description									The conversion price shall be the lower of: (i) the lowest closing price of the common stock during the preceding 20 trading day period ending on the latest complete trading day prior to March 11, 2020, (ii) $0.04, or (iii) 60% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading days on which at least 100 shares of common stock were traded including and immediately preceding the conversion date. Additional discounts to the conversion price and penalties will apply if certain events occur, including if the closing price drops below $0.015, if the Company’s stock is subject to a DTC chill, or if the EMA Note cannot be converted in free trading shares after 181 days from the issuance date
Trading days | Integer									20
Accrued interest																				$ 530,134
Consecutive trading days | Integer									20
Number of shares of common stock | shares									100
Closing price | $ / shares									$ 0.015
Warrants to purchase | shares																				28,333,333
Fair value of warrants																				$ 99,935
Exercise price | $ / shares																				$ 0.015
Conversion price									0.60
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member]
Short-term Debt [Line Items]
Debt interest rate																						10.00%
Debt principal amount																						$ 330,000
Debt converted into shares | shares															427,500
Debt converted into shares, value															$ 21,910
Debt instrument purchase price																						$ 300,000
Debt instrument, interest expense															$ 18,925
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt principal amount																							770,000
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt principal amount																							$ 1,100,000
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member] | 10% Original Issue Discount Senior Convertible Debenture [Member]
Short-term Debt [Line Items]
Debt interest rate																							10.00%
Debt principal amount																							$ 220,000
Debt instrument purchase price																							$ 200,000